SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Consolidation
Entity	Country of Incorporation	Holding	Functional Currency

Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar